AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 8, 2023

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

EMERGING GROWTH AND DIVIDEND REINVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

One Gateway Center, Suite 2600

Newark, New Jersey 07102

(Address of Principal Executive Offices, Zip Code)

1-973 277 4239

(Registrant’s Telephone Number, including Area Code)

Franklin Ogele

One Gateway Center, Suite 2600

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copy to:

Franklin Ogele, Esq.

Franklin Ogele, P.A.

One Gateway Center, Suite 2600

Newark, New Jersey 07102

Approximate date of commencement of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒

Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☒	when declared effective pursuant to section 8(c) of the Securities Act

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is _______.

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _______.

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _______.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act.

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934)

☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until such Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

PROSPECTUS

Emerging Growth and Dividend Reinvestment Fund

May 31, 2023

Ordinary Shares

Emerging Growth and Dividend Reinvestment Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company.

	Ordinary Shares(1)	Total
Public Offering Price	Current net asset value	$30,000,000
Sales Load	None	$0
Proceeds to the Fund (before expenses)[1]	Current net asset value	$30,000,000

(1)	As used herein, “Ordinary Shares” is same as “Fund Shares”

(2)

Assumes all Fund Shares currently registered are sold in the continuous offering. The Fund Shares are offered in a continuous offering at the Share’s then current net asset value, as described herein. The Fund also bears certain ongoing offering costs associated with the Fund’s continuous offering of its Shares. See “Fees and Expenses.”

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy, in any jurisdiction in which such offer, solicitation or sale is not authorized or to any person to whom it is unlawful to make such offer, solicitation, or sale. No person has been authorized to make any representations concerning the Fund that are inconsistent with those contained in this Prospectus. Prospective investors should not rely on any information not contained in this Prospectus. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date shown above.

Prospective investors should not construe the contents of this Prospectus as legal, tax, or financial advice. Each prospective investor should consult his or her own professional advisers as to the legal, tax, financial, or other matters relevant to the suitability of an investment in the Fund for such investor.

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Fund Shares are not listed on a public exchange. Although the Fund may offer to repurchase Fund Shares from time to time, subject to certain conditions, Fund Shares will not be redeemable at an investor’s option, nor will they be exchangeable for shares of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Fund Shares.

•	Investors in the Fund will only have limited liquidity options. Thus, an investment in the Fund may not be suitable for investors who may need the money they invest in a specified timeframe.

In addition, the amount of distributions that the Fund may pay, if any, is uncertain. Due to the nature of its investments, the Fund may at times find it necessary to reclassify the amount and character of its distributions to investors after it issues a Form 1099 tax reporting document to investors.

The Fund, from time to time, may provide liquidity to Shareholders by offering to repurchase Fund Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. Additional information, including information about process by which the Fund will offer to repurchase its Shares, is discussed in the Prospectus in the sections entitled “Repurchase and Transfer of Shares and “Repurchase of Shares and Risks.”  See also “U.S. Federal Income Tax Matters – Taxation of Shareholders – Sales, Exchanges, or Redemptions” per Part B – Statement of Additional Information” (“SAI”) annexed to this Prospectus.

This Prospectus concisely provides the information that a prospective investor should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including a statement of additional information (“SAI”) dated May 31, 2023, is being filed along with this Prospectus with the U.S. Securities and Exchange Commission (the “SEC”). You may request a free copy of the SAI and the Fund’s annual and semi-annual reports, when available, and other information about the Fund or make shareholder inquiries by writing to the Fund at Emerging Growth and Dividend Reinvestment Fund, One Gateway Center, Suite 2600, Newark, New Jersey 07102 or by calling (973) 277-4239. The table of contents of the SAI appears on page 24 of this Prospectus. The SAI, and other information about the Fund, is also available on the SEC’s website (http://www.sec.gov). The address of the SEC’s Internet site is provided solely for the information of prospective investors and is not intended to be an active link.

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SUMMARY OF OFFERING TERMS

The following summary does not purport to be complete and is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and the Statement of Additional Information (“SAI”). As used herein, “We,” the “Fund”  refers to Emerging Growth and Dividend Reinvestment Fund; “Fund Shares” is same as “Ordinary Shares.”

The Fund

Emerging Growth and Dividend Reinvestment Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund currently offers one class of shares (the “Fund shares”)

Strategy/Objective

The strategy is to invest in low volatility and downside protection stocks in the Dow Jones and S&P 500 component stocks while exposing the dividends to high growth, high return, high volatility investments such as those listed on the NASDAQ. The Fund objective is to earn dividend income while maintaining the flexibility to seek growth.

Repurchase and Liquidity Listing

Fund shares are not listed on a public exchange. Although the Fund may offer to repurchase Fund shares from time to time, subject to certain conditions, Fund shares will not be redeemable at an investor’s option. As a result, an investor may not be able to sell or otherwise liquidate his or her own Fund shares.

The Fund Sponsor will attempt to apply for listing on the New York Stock Exchange or on the NASDAQ under the trading symbol: EDRF. However, there is no guarantee that the Fund Sponsor will be successful in listing Fund shares on any such exchange. Moreover, such listing also attracts listing fees which is not included below in “Fees and Expenses”

The Fund Portfolio Investment

The process by which the Fund will offer to repurchase its Shares is discussed below in the section entitled “Repurchase of Shares and Risks.”

Dow Jones and S&P 500 component stocks; with dividends thereof invested in high growth, high return, high volatility investments such as those listed on the NASDAQ.

Transfer of Shares	Fund Shares may be transferred only:

	•	by operation of law as a result of the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the Shareholder; or

	•	under certain limited circumstances, with the written consent of the Fund, which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances.

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Investment Minimums	The minimum Exchange amount is $25,000. The Adviser may reduce the minimum initial and additional investment amounts in its sole discretion.

Board of Trustees	The Board is responsible for the overall management of The Fund.

Investment Adviser

Emerging Funds Advisers LLC (the “Adviser”) serves as investment adviser of the Fund. The Adviser is located at One Gateway Center, Suite 2600, Newark, New Jersey 07102. Upon completion of this Offering, the Fund Sponsor will have $30,000,000 in assets under management.

Borrowing

The 1940 Act requires a registered investment company, including the Fund, to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness is incurred (the “Asset Coverage Requirement”). This means that the value of The Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the indebtedness. The Fund is authorized to borrow money in connection with its investment activities, subject to the limits of the Asset Coverage Requirement. The Fund may borrow money for investment purposes and to otherwise provide the Fund with liquidity.

Management Fee

In consideration of the services provided by the Adviser to the Fund, the Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 2% of the Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities, and obligations of the Fund as of such date and calculated before giving effect to any repurchase of shares on such date. The Management Fee is paid to the Adviser out of the Fund’s assets and, therefore, decreases the net profits or increases the net losses of the Fund.

Other Fees and Expenses

The Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Fund, and, through its investment in the Fund, a pro-rata portion of the operating expenses of the Fund, including any charges. The Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares, including printing and related expenses. The Fund Sponsor retains 20% Carried Interest calculated quarterly. Fund Administration  of xx%; Other Fees for accounting, auditing, custodian and legal is estimated at xx%. There is a claw back mechanism by which a carried interest allocation previously paid to the Fund Adviser is returned to the Fund in the event overpayment or overallocation. The claw back computation is conducted at the end of the fiscal year. See “Summary of Fund Expenses.”

Leverage	To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in the Fund’s investments will be magnified.

Description of Capital Structure And Shares

The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes the issuance of an unlimited number of full and fractional Shares of the Fund which represents an equal proportionate interest in the Fund. Currently, The Fund offers one class of Shares: Fund Shares. The Declaration of Trust provides that the Board may create additional classes of Shares. However, the Fund cannot issue any additional class of Shares until it has obtained an exemptive order from the SEC permitting it to do so. Share certificates representing Shares will not be issued. The Fund’s Shares, when issued, are fully paid and non-assessable. The Fund does not intend to hold annual meetings of its Shareholders.

U.S. Federal Income Tax Matters

The Fund intends to be treated as a RIC under the Internal Revenue Code. The Fund will provide a 1099 tax reporting document before the April 15th filing deadline for U.S. federal income tax returns, instead of a Schedule K-1 that is typically provided later, so that an investment in the Fund will not require Shareholders to file for an extension. Please see the section entitled “U.S. Federal Income Tax Matters” for a discussion of important tax information.

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THE FUND

The Fund is a closed-end, non-diversified management investment company, organized as a Delaware statutory trust company on  May 16, 2023, and registered under the 1940 Act. Investment advisory services are provided to the Fund by the Adviser pursuant to an investment advisory agreement entered into between The Fund and the Adviser (the “Investment Advisory Agreement”). The individuals who serve on the Board (“Trustees”) are responsible for monitoring and overseeing the investment program of the Fund. The Fund has not commenced operations as of the date of this Prospectus. This Prospectus is not an offer to sell, and no person is soliciting an offer to buy any Shares issued by the Fund.

SUMMARY OF FEES AND EXPENSES

The following table illustrates the fees and expenses that the Fund expects to incur, and that Shareholders will bear directly or indirectly. Shareholders directly bear the expenses of the Fund and indirectly bear fees and expenses of the Fund, which are reflected in the following chart and in the example below.

Annual Expenses (as a percentage of the Fund’s average net assets)
Management Fee (1)	2%
Administration Fee (2)	XX	%
Other Fees and Expenses (3)	XX	%
Total Annual Expenses	XX	%

(1)	This fee is paid to Emerging Funds Advisers LLC, the Fund Adviser. See Investment Advisory Agreement with Emerging Funds Advisers LLC.
(2)	This fee is paid to U.S Bank Global Fund Services, the Fund Administrator. See Fund Administration Agreement with U.S. Bank Global Fund Services.
(3)

Amount represents estimates for accounting, auditing, custodial, transfer agent and legal fees. The Fund Sponsor has no historical data upon which the XX% projection was derived. Fund Sponsor believes that XX% is a reasonable estimate.

The Fees do not include listing fees that will be paid to either the New York Stock Exchange or NASDAQ for the proposed listing of the Fund’s shares on the exchange. Such fees shall be paid out of the Fund’s assets for the initial application and annual renewals. As of the date of this filing, the Sponsor does not know the exact amount of the fee for the listing.

The Fund Sponsor, Emerging Funds Advisers LLC., (the “Fund Sponsor”) shall be entitled 20% of net profits as a carried interest allocation. The remaining 80% of net profits shall be allocated to the Fund shareholders. For example, assuming the Fund net profit is $1,000,000 dollars in year ended December 31, 2024; Fund Sponsor shall be allocated $200,0000 as Carried Interest while the $800,0000 will be allocated to the Fund shareholders reflected in increased net assets value for the Fund. Calculation of net profits for purposes of determining allocable carried interest to the Fund Sponsor is conducted at the end of each quarter.

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FINANCIAL HIGHLIGHTS

Emerging Growth and Dividend Reinvestment Fund is a startup fund and was only organized as a Delaware statutory trust company on May 16, 2023. Consequently, we have no historical financial data to disclose. As of May 31, 2023, our financial position is as follows:

Emerging Growth and Dividend Reinvestment Fund

Statement of Assets and Liabilities

As of May 31, 2023

Assets
Cash	$	XXX

Total assets	$	XXX

Liabilities

Total liabilities	$	XXX

Net assets	$	XXX

Net assets are comprised of:
Paid-in Capital, Fund shares	$	XXX

Fund Shares issued and outstanding	XXX
Net asset value per share	$	XXX

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PLAN OF DISTRIBUTION

The Fund is offered on a continuous basis. Abraham Securities Corp. (the “Distributor”) acts as the Distributor of the Fund Shares and retail the Fund Shares to retail and institutional investors. All subscription payments to the Fund Shares will be placed in an account held by U.S. Bank Global Fund Services (the “Transfer Agent”), acting as the transfer agent, in trust for the subscribers’ benefit, pending release to the Fund Shares. Subscriptions will be effective only upon the Fund’s acceptance; the Fund reserves the right to reject any subscription in whole or in part for any reason in its sole discretion. Shares will not be listed on any national securities exchange and are not available in certificated form. However, at the discretion of the Fund Adviser, an investor, upon request, may be issued a certificate of Fund Shares. If and when the Fund is listed on a national exchange, evidence of ownership shall continue to be effected electronically on the Transfer Agent’s books and records.

The Fund has entered into a Distribution Agreement under which the Distributor, with principal offices at 14 Penn Plaza, 225 W 34th St., 9th Fl, New York, NY 10122. The Distributor is authorized to enter into sub-distributor agreements with financial intermediaries to effect the distribution of the Fund Shares, including sale to retail customers. The Distributor currently has the exclusive right to distribute Shares through financial intermediaries. While the Distributor is currently the Fund’s exclusive distributor, the Fund may engage additional distributors at any time in the future. The Distributor’s obligation is an agency or “best efforts” arrangement under which neither the Distributor nor any financial intermediary is required to purchase any Shares. Shares may be purchased through a financial intermediary or directly from the Fund as described herein. See “Fund Distribution Agreement with Abraham Securities Corp.”

SELLING SHAREHOLDERS

We have no selling shareholders.

USE OF PROCEEDS

The proceeds from the sale of Fund Shares will be invested in the Fund as soon as practical, consistent with market conditions. The Fund will pay the Adviser the full amount of the Management Fee, to which Fund and its Shareholders are indirectly subject, during any period prior to which less than all of the Fund’s assets (including any proceeds received by the Fund from the offering of Fund Shares) are invested in the market.

RISKS DISCLOSURES

The value of the Fund’s net assets may fluctuate in response to fluctuations in the value of the Portfolio Investment which consists of Dow Jones and S&P 500 component with the dividends thereof invested in high growth, high return, high volatility investments such as those listed on the NASDAQ. These risks will, in turn, have an effect on the Fund’s Portfolio Investment.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various investments selected by the Fund will produce positive returns or avoid losses or that the Fund will achieve their investment objectives.

The following discussions of the various risks associated with the Funds and their Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’ investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Funds will update this Prospectus to account for any material changes in the risks involved with an investment in the Funds.

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General Investment Risk

Nature of the Fund. The Fund may make investments in a Dow Jones or S&P component stock, the managers of which may have relatively short track records and may rely on a limited number of key personnel. The Fund will not necessarily have the opportunity to evaluate all the economic, financial, and other information that will be used by the managers in the selection, structuring, monitoring, and disposition of assets.

Multiple Levels of Expense. Shareholders will pay the fees and expenses of the Fund and will indirectly bear the fees and expenses of the Fund, including carried interest allocated to the Fund Sponsor. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Fund.

Operating Deficits. The expenses of operating The Fund (including the Management Fee payable to the Adviser by the Fund) are likely, especially in the early years, to exceed the Fund’s income and gain, thereby requiring that the difference be paid out of Fund assets. The Adviser has entered into an agreement to limit certain Fund expenses. However, the Adviser is under no obligation to continue this agreement beyond its term, and certain expenses are excluded from this agreement that are thus borne by Shareholders. See “Summary of Fees and Expenses” for additional information on Fund fees and expenses and the agreement limiting certain Fund expenses.

Limited or No Operating History. The Fund is newly formed and  has no operating history upon which potential investors can evaluate its likely performance. The prior investment performance of the Adviser and the historical results of account managed by the Adviser are not guarantees or predictions of the results that the Fund will achieve. In addition, the Fund may not be able to raise a sufficient level of assets to support their operations, in which case the Adviser may determine to discontinue operating the Fund and liquidate the Fund’ assets.

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in each Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. While the Fund plans to list on the New York Stock Exchange or NASDAQ under trading symbol: EDRF, there is no guarantee that the Fund will be successful in the listing application. Therefore, Shares should only be acquired by investors able to commit their Fund for an indefinite period of time.

Repurchase of Shares and Risks. Any repurchase of Shares by the Fund will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund is not required to repurchase Shares at any time. The Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Fund's repurchase offers. The Fund will only provide offers to repurchase concurrent with the Fund. The Fund’s ability to repurchase its Shares via tender offers is extremely limited, and Shareholders should not rely on the Fund to repurchase shares as a means of disposing of their investment. The Adviser currently expect that, generally, they will recommend to the Board that each repurchase offer by the Fund should apply to no more than 5% of the net assets of the Fund, although the Adviser may recommend that a greater amount be repurchased at their discretion. The Adviser also  may recommend that the Board approve repurchases of Fund Shares more frequently than annually. Certain Share repurchases may be subject to an early repurchase fee at a future date if implemented by the Fund.

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With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be approximately 30 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined. General economic and market conditions, or specific events affecting one or more underlying Portfolio Investment, could cause a decline in the value of Fund Shares after a Shareholder elects to tender Shares through the date that the Fund values such Shares for repurchase. Therefore, the value of a Shareholder’s Shares at the time the Fund repurchases such Shares may be lower relative to the date that the Shareholder elected to tender such Shares. Moreover, because the Notice Date will be substantially in advance of the Valuation Date, Shareholders who tender Shares of the Fund for repurchase will receive their repurchase proceeds well after the Notice Date and will not know the amount of such proceeds prior to making a decision to tender.

In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio. Further, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund expenses and reducing any net investment income. The Fund must maintain asset coverage of at least 300% of its indebtedness, including amounts borrowed and guaranteed, at the time it borrows money to finance repurchases.

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Fund may decline from the Adviser’s current expectations. It is possible that the Fund may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Fund may be relatively concentrated in a limited number of investments. Further, the Fund may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders. The Shareholders in the Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax, and other interests with respect to their investments in the Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic and Market Risk. The Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Fund, and thus the value of an investment in the Funds.

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Adviser to identify, select, develop, and invest in Portfolio Investment that the Adviser believes offers the potential of superior relative returns. Factors beyond the Adviser’s control also may limit the availability of certain investments.

Leverage. The Fund may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity. Specifically, the Fund may borrow money through a credit facility subject to the limitations of the 1940 Act. To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in the Fund’s investments will be magnified. The Asset Coverage Requirement requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. This requirement means that the value of the Fund’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to this 300% Asset Coverage Requirement.

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Non-Diversification Risk. The Fund will invest in a limited number of Dow Jones and S&P 500 component stocks; with dividends thereof invested in in high growth, high return, high volatility investments such as those listed on the NASDAQ; as a consequence, the aggregate return of the Fund may be substantially adversely affected by the unfavorable performance of even a single Dow Jones or S&P 500 stock component.

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of the Fund or remove or replace the Adviser or the Adviser. All decisions with respect to the management of the Fund will be made by the Adviser, with all investment decisions made exclusively by the Adviser, who, among other things, will select the investments of the Fund. The Adviser will make all decisions with respect to Portfolio Investment. The success of the Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers. Of course, past performance of the Adviser and the managers is not a guarantee of future results.

Global Conditions. On February 24, 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, NATO, and the West. Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions consist of the prohibition of trading in certain Russian securities and engaging in certain private transactions, the prohibition of doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs, and the freezing of Russian assets. A number of large corporations and U.S. states have also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. These sanctions, any future sanctions, or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments.

The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets.

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world, including the invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies, and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Fund.

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Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time and could result in a substantial economic downturn or recession.

Competition. The business of investing is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, there are many in the private equity space, with higher assets under management and access to other human capital resources, deploying the same investment strategy as the Fund. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of the Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of the Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data.

The Fund will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary, and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Fund  which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which the Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced, and these relationships allow for the storage and processing of the Fund’s or Adviser’s information, as well as customer, counterparty, employee, and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

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Tax Risks. The Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of such expenses to the Fund’s Shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain Shareholders, generally including individuals and entities that compute their taxable income in the same manner as an individual (thus, for example, a qualified pension plan is not subject to this rule). It is not expected that any Shareholders will directly hold shares of the Fund and accordingly the aforementioned rule regarding the imputation of expenses are not expected to apply. However, because the Fund is not anticipated to be “publicly offered” under the Internal Revenue Code, the Fund will be subject to limitations on the deductibility of certain “preferential dividends.” In general, a dividend is preferential unless it is distributed pro rata to Shareholders, with no preference to any share of stock compared with other shares of the same class, and with no preference to one class as compared with another class, except to the extent the class is entitled to a preference. If the Internal Revenue Service (the “IRS”) or a court were to determine that the Fund paid a preferential dividend, then all dividends paid with respect to the class of stock for which the preferential dividend was paid would not be deductible by the Fund, and the Fund and Fund could lose its tax status as a RIC. In that case, the Fund’s taxable income (including its net capital gain) would be subject to federal corporate tax at the regular rate without any deduction for distributions to Shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. If for any reason the Fund should lose its classification as a RIC, such loss could produce adverse tax and economic consequences to shareholders.

The Fund will seek to restrict non-qualifying income from such investments that do not generate qualifying income, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Fund to qualify as a RIC under Subchapter M of the Internal Revenue Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative economic consequences to Fund Shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) Shareholder’s returns.

Key Personnel. The performance of the Fund will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist The Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Fund. The loss of one or more of the Fund’ key personnel could have a material adverse effect on the performance of the Fund.

Risks Related to Electronic Communication. The Fund may provide Shareholders statements, reports and other communications relating to the Fund and/or their Shares in electronic form, such as email or via a password protected website (“「Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

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CALCULATION OF NET ASSET VALUE

The Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund values its investments as of the relevant Determination Date. The NAV of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Because each Fund invests all or substantially all of its assets in the Fund, the value of the assets of each Fund depends on the value of its pro rata interest in the Fund investments. The Adviser, with assistance from the Adviser, oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved the Adviser’s valuation procedures for use with the Fund, which are in substance identical (the “Valuation Procedures”).

CONFLICTS OF INTEREST

The Adviser’s Other Accounts

The Adviser has only the Fund as client. However, individuals associated with the Adviser, including managers and principals may also carry-on substantial investment activities for their own accounts, for the accounts of family members and for other accounts (“Other Accounts”). The investment professionals will devote as much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

The Fund has no interest in the activities performed by the investment professionals in such Other Accounts, and investment decisions for the Fund are made independently of such Other Accounts. The investment professionals may invest in the same Portfolio Investment as the Fund. If, however, the Fund desires to invest in, or withdraw from, the same Portfolio Investment as an Other Account, the opportunity will be allocated fairly, reasonably, and equitably in accordance with the Adviser’s allocation policies and procedures, as discussed below. The Fund does not intend to co-invest with anyone, including affiliates such as the Adviser or the Fund Manager. If in the future, the Fund were to engage in co-investment activities, the Fund will file an amended Registration Statement and comply with all the applicable rules and regulations pursuant to the 1940 Act prior to engaging in such co-investing activity.

Certain third-party broker-dealers, other industry professionals and their affiliates (“financial intermediaries”) may charge investors, at the financial intermediary’s discretion, a brokerage fee based on the purchase price of the Fund Shares purchased by the investor. All or a portion of such compensation may be paid by a financial intermediary to the financial advisory personnel involved in the sale of Fund Shares. As a result of the various payments that financial intermediaries may receive from investors, the amount of compensation that a financial intermediary may receive in connection with the sale of Fund Shares may be greater than the compensation it may receive for the distribution of other investment products. This difference in compensation may create an incentive for a financial intermediary to recommend Fund Shares over another investment product.

Participation in Investment Opportunities

Directors, principals, officers, employees, and affiliates of the Adviser may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, principals, officers, employees, and affiliates of the Adviser for the Other Accounts, or by a Portfolio Investment manager or any of its respective affiliates on behalf of their own other accounts (“Investment Fund Manager Accounts”) that are the same as, different from or made at a different time than, positions taken for the Fund.

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REPURCHASE AND TRANSFER OF SHARES

No Right of Redemption

No Shareholder or other person holding Shares acquired from a Shareholder has the right to require the Fund to repurchase any Shares. No public market for Shares exists, and none is expected to develop in the future. Shares of the Fund may not be traded on any secondary market. Consequently, Shareholders may not be able to liquidate their investment. The Fund Sponsor will attempt to apply for listing on the New York Stock Exchange or on the NASDAQ under the trading symbol: EDRF. However, there is no guarantee that the Fund Sponsor will be successful in listing Fund shares on any such exchange. The Fund, at the sole discretion of the Adviser, may conduct annual repurchase offers as discussed in greater detail above under “Repurchase of Shares and Risks.”

REPURCHASE OF SHARES AND RISKS

Any repurchase of Shares by the Fund will only be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. The Fund is not required to repurchase Shares at any time. The Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Fund's repurchase offers. The Fund will only provide offers to repurchase concurrent with the Fund. The Fund’s ability to repurchase its Shares via tender offers is extremely limited, and Shareholders should not rely on the Fund to repurchase shares as a means of disposing of their investment. The Adviser currently expect that, generally, they will recommend to the Board that each repurchase offer by the Fund should apply to no more than 5% of the net assets of the Fund, although the Adviser may recommend that a greater amount be repurchased at their discretion. The Adviser also may recommend that the Board approve repurchases of Fund Shares more frequently than annually. Certain Share repurchases may be subject to an early repurchase fee at a future date if implemented by the Fund.

With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be approximately 30 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund until the Notice Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined. General economic and market conditions, or specific events affecting one or more underlying Portfolio Investment, could cause a decline in the value of Fund Shares after a Shareholder elects to tender Shares through the date that the Fund values such Shares for repurchase. Therefore, the value of a Shareholder’s Shares at the time the Fund repurchases such Shares may be lower relative to the date that the Shareholder elected to tender such Shares. Moreover, because the Notice Date will be substantially in advance of the Valuation Date, Shareholders who tender Shares of the Fund for repurchase will receive their repurchase proceeds well after the Notice Date and will not know the amount of such proceeds prior to making a decision to tender.

In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio. Further, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund expenses and reducing any net investment income. The Fund must maintain asset coverage of at least 300% of its indebtedness, including amounts borrowed and guaranteed, at the time it borrows money to finance repurchases.

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GENERAL DESCRIPTION OF THE REGISTRANT

The Fund is a Delaware statutory trust organized in the State of Delaware on May 16, 2023, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. In pursuing its investment objective, the Fund proposes to invest primarily in blue chip companies, with stable beta, which pays consistent dividends. The Fund will leverage the portfolio by investing the dividends in emerging growth companies. The strategy is to invest in low volatility and downside protection stocks in the Dow Jones and S&P 500 component stocks while exposing the dividends to high growth, high return, high volatility investments such as those listed on the NASDAQ. In essence, the Fund seeks to earn dividend income while maintaining the flexibility to seek growth.

MANAGEMENT OF THE FUND

The Board of Trustees

The Board is responsible for the overall management of the Fund, including the supervision of the duties performed by the Adviser. The Board is comprised of five Trustees, three of whom are not “interested persons” of any Fund, as that term is defined by the 1940 Act. The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing officers of the Fund and selecting and supervising the Adviser. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth in the section of the SAI entitled “Trustees and Officers of the Fund.”

The Adviser

The Adviser, located at One Gateway Center, Suite 2600, Newark, New Jersey 07102, serves as the Fund’s investment adviser pursuant to the terms of the Investment Advisory Agreement. The Adviser does not currently have assets under management. In the event the Fund raises the amount offered by the Fund herein, the Adviser will have $30,000,000 under management. The Adviser makes investment decisions for the Fund and executes buy and sell orders with broker-dealers on behalf of the Fund.

In consideration of the services provided by the Adviser to the Fund, the Fund pays the Adviser a Management Fee, computed and payable monthly, at the annual rate of 2% of the Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities, and obligations of the Fund as of such date and calculated before giving effect to any repurchase of shares on such date. The Management Fee is paid to the Adviser out of the Fund’s assets and, therefore, decreases the net profits or increases the net losses of the Fund.

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Portfolio Management

The Fund is managed by a team of the Adviser’s investment professionals that are jointly and primarily responsible for their day-to-day management.

William Savary - Portfolio Manager

William Savary began his financial services career in 1983 with First Investors Management Company Inc. selling mutual funds and insurance products. In a career that spans over forty (40) years, William has been associated with FINRA member broker-dealer / investment banks, such Gaines Berland Inc., as a Registered Representative, E.C. Capital, Ltd., as Registered Representative, Northeast Securities, Inc., as Registered Representative, Monarch Financial Corporation, as Registered Representative, Sovereign Equity Management Corp., as Registered Representative, Aequus Equities, Inc., Registered Representative and General Securities Principal, Quantum Securities, Inc., as Registered Representative, General Securities Principal and Options Principal, Global Trading Group, Inc., as President/Founder, Registered Representative, General Securities Principal and Municipal Securities Principal and Registered Representative at Spencer-Winston Securities Corp. William has also provided economics/portfolio management consulting services to the private sector in countries such as Austria, Benin, Haiti, Hungary, Rwanda, and Togo and has managed private clients’ portfolios. William currently serves as Executive Vice President and Investment Banking Representative at Abraham Securities Corp. William holds bachelor’s degree in liberal arts from Rutgers University, Master of Arts degree in political science and Master of Arts degree in political economy from the New School for Social Research.

Franklin Ogele – President/Treasurer/Chief Legal and Compliance Officer

Franklin has 30 years of substantive professional work as corporate securities, securities industry regulatory lawyer and member of several broker-dealer senior management. Franklin is the Founder and Managing Principal of Franklin Ogele, P.A. a securities industry law firm. Franklin was a former Broker-Dealer Partner at Singer, Zamansky, Ogele and Selengut, LP., a securities industry law firm. Earlier in his career, Franklin was on the Audit Staff of Deloitte; served as a Senior Compliance Examiner with the Financial Industry Regulatory Authority, Inc. (“FINRA”); General Counsel and Chief Compliance Officer at ABN Amro Securities (USA) Inc. and ABN Amro Asset Management, Inc. where he handled a variety of legal/compliance and investment banking matters; Legal Counsel and Chief Compliance Officer at Santander Investment Securities Inc. (a unit of Grupo Santander) and Associate General Counsel and Chief Compliance Officer at All-Tech Direct, Inc., an early pioneer of electronic day trading and operator of The ATTAIN ECN. Over the past several years, Franklin has represented corporate issuers, broker-dealers, and registered representatives before the SEC, FINRA, NYSE, the New York Federal Reserve Board and various state regulatory agencies and has functioned as Counsel for several companies on initial public offering matters. Franklin holds academic degrees in accounting, economics and law and is admitted to bars of New York & New Jersey and the United States District Court for the Southern District of New York and the District of New Jersey. Franklin also serves as CEO and Director of Bend Arch Energy Corp, formerly, New Africa Petroleum Corp., and a Director of Wall Street Acquisition Corp. Franklin formerly held the following US securities industry licenses: Series 7, 24, 27, 63, 79 and 99.

Katherine Spring – Executive Vice President/Secretary/Chief Operating Officer

Catherine (Kate) Spring has over 30 years as UN Technical Adviser on Strategic Information and Policy focusing on eastern and southern Africa, southeast Asia, central America, and the Caribbean. Kate has leveraged UN agencies with strategic interest in various national or sustainable development policy initiatives to collaborate towards common goals. Kate has also mobilized funds and other resources for health programs targeting vulnerable communities independently or as part of larger national efforts through The Global Fund and has led oversight teams based on her monitoring and evaluation experience. Kate became an independent consultant to the UN in 2021 to support expanding access to the financial industry by entrepreneurs in emerging markets. Kate holds a master’s degree in public health from Columbia University.

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Other Service Providers

U.S. Bank Global Fund Services (“GFS”), located at 615 E. Michigan Street, Milwaukee, WI 53202, serves as the Fund’s administrator and performs certain administration, accounting, and investor services for the Fund. In consideration for these services, the Fund pays GFS a fee based on [X%] the Fund’s net assets, computed and payable monthly; the Fund also reimburses GFS for out-of-pocket expenses.

U.S. Bank, N.A., located at 800 Nicollet Mall, Minneapolis, MN 55402, serves as the Fund’s custodian.

U.S. Bank Global Fund Services, located at 615 E. Michigan Street, Milwaukee, WI 53202, serves as The Fund’s transfer agent.

Abraham Securities Corp located at 14 Penn Plaza, 225 W 34th St., 9th Fl, New York, NY 10122, serves as each Fund’s Distributor.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund’s Agreement and Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of full and fractional Shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other Share. Currently, the Fund offers one class of Shares: Ordinary Shares. (“Fund Shares”). The Declaration of Trust provides that the Board may create only Ordinary Shares. Share certificates representing Shares will not be issued. The Fund Shares, when issued, are fully paid and non-assessable. The Fund does not intend to hold annual meetings of its Shareholders.

Shareholders will be entitled to the payment of distributions when, as and if declared by the Board. The Fund currently intends to make distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than annually. The 1940 Act may limit the payment of distributions to Shareholders. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund (in cash or in kind) among its Shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the Fund shares. The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund.

DEFAULTS AND ARREARS ON SENIOR SECURITIES

None.

LEGAL PROCEEDINGS

None of the Fund, the Adviser, or the Fund Manager has any material legal proceedings or ordinary litigation incidental to their respective businesses. There is however no guarantee that such litigations will not occur in the future and in that event, the Fund shall disclose same accordingly.

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PART B

STATEMENT OF ADDITIONAL INFORMATION

May 31, 2023

Emerging Growth and Dividend Reinvestment Fund

Ordinary Shares

Investment Adviser:

Emerging Funds Advisers LLC.

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of Emerging Growth and Dividend Reinvestment Fund(the “Fund”). This SAI is incorporated by reference and should be read in conjunction with the Fund’s prospectus dated  May 31, 2023  (the “Prospectus”). You may obtain a copy of the Prospectus and the Annual Report, when available, without charge by calling (973) 277-4239. Capitalized terms not defined herein are defined in the Prospectus.

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STATEMENT OF ADDITIONAL INFORMATION

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GENERAL INFORMATION AND HISTORY OF THE FUND

General. Emerging Growth and Dividend Reinvestment Fund (the “Fund”) is a closed-end, non-diversified management investment company, organized as a Delaware statutory trust company on  May 16, 2023, and registered under the 1940 Act. Investment advisory services are provided to the Fund by the Investment Adviser pursuant to an investment advisory agreement. Emerging Funds Advisers LLC (the “Adviser”) is the investment adviser. The Adviser is located at One Gateway Center, Suite 2600, Newark, New Jersey 07102. Upon completion of this Offering, the Fund Sponsor will have $30,000,000 in assets under management. The individuals who serve on the Board (“Trustees”) are responsible for monitoring and overseeing the investment program of the Fund. The Fund has not commenced operations as of the date of this Prospectus. This Prospectus is not an offer to sell, and no person is soliciting an offer to buy any Shares issued by the Fund.

This SAI is not an offer to sell, and no person is soliciting an offer to buy any Shares issued by the Fund.

Description of Shares. The Fund’s Agreement and Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of full and fractional Shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other Share. Currently, the Fund offers one class of Shares: Ordinary Shares (the “Fund Shares”). The Declaration of Trust provides that the Board may create only Ordinary Shares. Share certificates representing Shares will not be issued. The Fund’s Shares, when issued, are fully paid and non-assessable. The Fund does not intend to hold annual meetings of its Shareholders.

Shareholders will be entitled to the payment of distributions when, as and if declared by the Board. The Fund currently intends to make distributions to its Shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than annually. The 1940 Act may limit the payment of distributions to Shareholders. Each whole Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund (in cash or in kind) among its Shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s Shareholders are not liable for any liabilities of the Fund.

Voting Rights. Each shareholder of record is entitled to one vote for each share held on the record date for the shareholder action or meeting. The Fund is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Fund and for the election of trustees of the Fund (each, a “Trustee” and collectively, the “Trustees” or the “Board”) under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of a Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

Shares represent proportionate interests in a Fund’s assets.

Non-Diversification. The Fund is non-diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, the value of the shares of the Fund may be more susceptible to any single economic, political, or regulatory occurrence than the shares of a “diversified” fund would be. The Fund, however, intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). For more information, see “U.S. Federal Income Tax Matters” in the Prospectus.

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INVESTMENT OBJECTIVES, POLICIES AND PRACTICES

In pursuing its investment objective, the Fund proposes to invest primarily in blue chip companies, with stable beta, which pay consistent dividends. The Fund will leverage the portfolio by investing the dividends in emerging growth companies. The strategy is to invest in low volatility and downside protection stocks in the Dow Jones and S&P 500 component stocks while exposing the dividends to high growth, high return, high volatility investments such as those listed on the NASDAQ. In essence, the Fund seeks to earn dividend income while maintaining the flexibility to seek growth.

Fundamental Investment Restrictions The Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

1.

The Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules, and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.

The Fund may borrow money or issue senior securities (as defined under the 1940 Act), except as prohibited under the 1940 Act, the rules, and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.

The Fund may make loans, except as prohibited under the 1940 Act, the rules, and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.

The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules, and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

Borrowing. The 1940 Act presently allows a fund to borrow (including pledging, mortgaging, or hypothecating assets) in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets.

Lending. The 1940 Act does not prohibit a fund from making loans. However, the Fund may not make loans to corporations or other business entities or acquire securities subject to repurchase agreements.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Real Estate. The Fund may purchase and sell instruments secured by real estate or interests in real estate and securities issued by companies which own or invest in real estate (including REITs). The Fund may not acquire, hold, and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such other assets.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s net assets in an industry, with certain exceptions. Securities of the U.S. government, its agencies or instrumentalities and securities backed by the credit of a U.S. governmental entity are not considered to represent industries. In the case of loan participations, both the financial intermediary and the ultimate borrower are considered issuers where the loan participation does not shift to the Fund the direct debtor/creditor relationship with the borrower. For purposes of a Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC and SEC staff guidance.

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MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES

The Board is responsible for the overall management of the Fund, including the supervision of the duties performed by the Adviser. The Board is comprised of five Trustees, three of whom are not “interested persons” of the Fund, as that term is defined by the 1940 Act. The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing officers of the Fund and selecting and supervising the Adviser.

TRUSTEES AND OFFICERS OF THE FUND

Board Responsibilities. The Trustees oversee the management and affairs of the Fund. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Fund.

The day-to-day business of the Fund, including the management of risk, is performed by third party service providers, such as the Advisers, the Distributor, and the Administrator. The Trustees are responsible for overseeing the Fund’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and their service providers employ a variety of processes, procedures, and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Fund’s business (e.g., the Advisers are responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objective, strategies, and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Advisers provide the Board with an overview of, among other things, their respective investment philosophies, brokerage practices and compliance infrastructures. Thereafter, the Board continues its oversight function as various personnel, including the Fund’s Chief Compliance Officer (the “Chief Compliance Officer”), as well as personnel of the Advisers and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the services provided to the Fund by the Advisers and receives information about those services at its regular meetings. In addition, following an initial two-year term, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreements, the Board meets with the Advisers to review such services. Among other things, the Board regularly considers the Advisers’ adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’ investments, including, for example, reports on the Advisers’ use of derivatives in managing the Fund, if any, as well as reports on the Fund’s investments in other investment companies, if any.

The Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Fund’s policies and procedures and those of its service providers, including the Advisers. The report addresses the operation of the policies and procedures of the Fund and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Adviser makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Fund in their periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Fund’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Fund’ financial reporting and the preparation of the Fund’ financial statements.

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From their review of these reports and discussions with the Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Advisers and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five members of the Board, three of whom are not “interested persons” of the Fund, as that term is defined in the 1940 Act (“Independent Trustees”). Mr. Ogele, an interested person of the Fund, serves as Chairman of the Board. Mr. Cherenfant, an Independent Trustee, serves as the lead Independent Trustee. The Fund have determined their leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Independent Trustees constitute more than three-fifths of the Board, the fact that the chairperson of each Committee of the Board is an Independent Trustee and the amount of assets under management in the Fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Board has two standing committees: the Audit Committee and the Governance Committee. The Audit Committee and Governance Committee are each chaired by an Independent Trustee and composed of all of the Independent Trustees.

In his role as Chairman, Mr. Ogele, among other things: (i) presides overboard meetings; (ii) oversees the development of agendas for Board meetings; (iii) facilitates communication between the Trustees and management; and (iv) has such other responsibilities as the Board determines from time to time.

In his role as lead Independent Trustee, Mr. Cherenfant, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the Independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the Independent Trustees and management, and among the Independent Trustees; (v) serves as a key point person for dealings between the Independent Trustees and management; and (vi) has such other responsibilities as the Board or Independent Trustees determine from time to time.

Trustees and Officers of the Fund. Set forth below are the names, years of birth, position with the Fund and length of time served, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee or officer of the Fund. There is no stated term of office for the Trustees and officers of the Fund. Nevertheless, an independent Trustee must retire from the Board as of the end of the calendar year in which such independent Trustee first attains the age of seventy-five years; provided, however, that, an independent Trustee may continue to serve for one or more additional one calendar year terms after attaining the age of seventy-five years (each calendar year a “Waiver Term”) if, and only if, prior to the beginning of such Waiver Term: (1) the Governance Committee (a) meets to review the performance of the independent Trustee; (b) finds that the continued service of such independent Trustee is in the best interests of the Fund; and (c) unanimously approves excepting the independent Trustee from the general retirement policy set out above; and (2) a majority of the Trustees approves excepting the independent Trustee from the general retirement policy set out above. Unless otherwise noted, the business address of each Trustee or officer is, as applicable, One Gateway Center, Suite 2600, Newark, New Jersey 07102.

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Interested Trustees

	Position with the Fund	Principal	Other Directorships
Name, Address	and Length of	Occupations During	Held in the
and Age(1)	Time Served	the Past 5 Years	Past 5 years

Franklin Ogele	Chairman of the	Managing Principal	Director: RideBay Technologies, Inc.
(Born: 1954)	Board of Trustees	Franklin Ogele, P.A.	Wall Street Acquisitions Corp
	since May 2023	Securities law firm;	Bend Arch Energy Corp
Counsel to the Fund
Counsel to the Fund Adviser
Counsel to the Fund Distributor
President and Counsel,
RideBay Technologies, Inc.
Vice President and Counsel
Wall Street Acquisitions Corp
CEO and Counsel,
Bend Arch Energy Corp, formerly
New Africa Petroleum Corp
President and Counsel,
Meridian Holdings, Inc.

Katherine Spring	Member, Board of
(Born: 1960)	Trustees/Executive Vice	UN Technical Adviser on Strategic Information and Policy	Directorships: None
	President/Secretary/Chief	for eastern and southern Africa, central America and the
	Operating Officer	Caribbean. Has mobilized funds for health and other programs through the UN Global Fund.

Independent Trustees

Alex Cherenfant	Trustee and	Former Cabinet Minister	Directorships: None
(Born: 1957)	Independent Trustee	of the Government of the Republic of Haiti
Coordinator of the Brazil funded $17m National Institute
of Vocational Training Project for the
Republic of Haiti. Project Manager of multiple projects,
including the Swiss-funded SQUAT - Qualification and Access
to Work. Former Director of Cabinet, Republic of Haiti,
Office of Secretary of State for Training. As Independent
Engineering Consultant, currently advises the
Minister of National Education and Vocational Training
on vocational training in the engineering construction space

XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX

XXXXXXXX	XXXXXXXX	XXXXXXXX	XXXXXXXX

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Individual Trustee Qualifications. The Fund has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’ shareholders. The Fund has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes, and skills as described below.

The Fund has concluded that Mr. Ogele should serve as Trustee because of the experience he gained serving as a Partner in the securities industry law firm of Singer Frumento Ogele and Selengut L.P. and as Founder and Managing Principal of Franklin Ogele, P.A. a securities industry law firm which represents broker-dealers, registered representatives and issuers in going public matters and related corporate securities law matters and his over 30 years’ experience in and knowledge of the financial services industry, including the regulatory and compliance architecture of the securities markets.

The Fund has concluded that Ms. Spring should serve as Trustee because of the extensive experience she gained over the past 30 years as a UN Technical Adviser on Strategic Information and Policy focusing on eastern and southern Africa, southeast Asia, central America, and the Caribbean and her work as an independent consultant to the UN in 2021 to support expanding access to the financial industry by entrepreneurs in emerging markets, including her advanced degree from Columbia University.

The Fund has concluded that Mr. Cherenfant should serve as Independent Trustee and Vice Chairman of the Board of Trustees because of his over 25 years of senior management experience, including serving as CEO of BETEC, SA., a construction company in the Republic of Haiti with records of execution of multi-million dollar projects; his experience in government as former Minister of Public Works in the Republic of Haiti; his broad experience as a businessman and founder of BETC, S.A. and his academic degree in engineering and advanced degree in Urban and Regional Planning.

The Fund has concluded that XXXX should serve as Independent Trustee because of XXXXXXX

The Fund has concluded that XXXXX should serve as Independent Trustee because of XXXXX

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.

Board Committees. The Board has established the following standing committees:

•

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Fund’s and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Administrator that are material to the Fund’s as a whole, if any, and management’s responses to any such reports; (vi) reviewing the Fund’s audited financial statements and considering any significant disputes between the Fund’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Fund’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Fund’s internal financial controls; (viii) reviewing, in consultation with the Fund’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’ financial statements; and (ix) other audit related matters. Mr. Cherenfant,  XXXX and XXXXX currently serve as members of the Audit Committee. Mr. Cherenfant serves as the Chair of the Audit Committee. The Audit Committee shall meet once in a fiscal year to review audit reports and make recommendations, as necessary.

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•

Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as Independent Trustees and considering proposals of and making recommendations for “interested” Trustee candidates to the Board; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at a Fund’s office. Mr. Cherenfant, XXXXX and XXXXX  serve as members of the Governance Committee. Mr. XXXXX  serves as the Chair of the Governance Committee. The Governance Committee shall meet there (3) times in a fiscal year or as necessary, to review governance policies and make recommendations, as necessary.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Name	Dollar Range of Fund Shares Fund[1]	Aggregate Dollar Range of Shares (2)
Interested Trustee
Franklin Ogele Katherine Spring	None None	None None
Independent Trustees
Alex Cherenfant	None	None
XXXXX	None	None
XXXXX	None	None

1	Valuation as of May 31, 2023
2.	Only Emerging Growth and Dividend Reinvestment Fund.

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Cash or Other Compensation of Trustees

Name	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund
Interested Trustee
Franklin Ogele	$0	N/A	N/A	$0
Katherine Spring	$0	N/A	N/A	$0
Independent Trustees
Alex Cherenfant	$0	N/A	N/A	$0
XXXXX	$0	N/A	N/A	$0
XXXXX	$0	N/A	N/A	$0

Each Trustee was elected to the Board on May 31, 2023

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of May 31, 2023, the Adviser, owned of record or beneficially 5% or more of the outstanding Shares of the Fund. The  Adviser also provided the initial investment in the Fund and thus owns greater than 25% of the Fund’s outstanding shares as of May 31, 2023. For so long as the Adviser has a greater than 25% interest in the Fund, it may be deemed to be a “control person” of the Fund for purposes of the 1940 Act.

INVESTMENT ADVISORY AND OTHER SERVICE PROVIDERS

The Adviser

Emerging Funds Advisers LLC, (the “Adviser”), located at One Gateway Center, Suite 2600, Newark, New Jersey 07102, serves as the Fund’s investment adviser pursuant to the terms of the Investment Advisory Agreement. The Adviser does not currently have assets under management. In the event the Fund raises the amount offered by the Fund herein, the Adviser will have $30,000,000 under management. The Adviser makes investment decisions for the Fund and executes buy and sell orders with broker-dealers on behalf of the Fund.

In consideration of the services provided by the Adviser to the Fund, the Fund pays the Adviser a Management Fee, computed and payable monthly, at the annual rate of 2% of the Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities, and obligations of the Fund as of such date and calculated before giving effect to any repurchase of shares on such date. The Management Fee is paid to the Adviser out of the Fund’s assets and, therefore, decreases the net profits or increases the net losses of the Fund.

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The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.50% of the Fund’s average daily net assets until December 31, 2024. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund, either directly or indirectly through its investment in the Fund, provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses:

(a) the Fund’s proportional share of (i) any acquired fund fees and expenses incurred by the Fund, (ii) short sale dividend and interest expenses, and any other interest expenses, incurred by the Fund in connection with its investment activities, (iii) fees and expenses incurred in connection with a credit facility obtained by the Fund, (iv) taxes paid by the Fund, (v) certain insurance costs incurred by the Fund, (vi) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (vii) nonroutine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and (viii) other expenditures which are capitalized in accordance with generally accepted accounting principles; and

(b) (i) any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) any acquired fund fees and expenses, (iii) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes, (vi) certain insurance costs, (vii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (viii) nonroutine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and (ix) other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect until December 31, 2024, and shall thereafter continue in effect from year to year for successive one-year terms unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund; or (iii) automatically upon the termination of the Advisory Agreement. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the then-current term.

The Fund has not commenced business and as such has not paid any advisory fees as of May 31, 2023.

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OTHER SERVICE PROVIDERS

THE ADMINISTRATOR

U.S. Bank Global Fund Services (“GFS”), located at 615 E. Michigan Street, Milwaukee, WI 53202, serves as the Fund’s Administrator and performs certain administration, accounting, and investor services for the Fund. In consideration for these services, The Fund pays GFS a fee based on [%] the Fund’s net assets, computed and payable monthly; the Fund also reimburses GFS for out-of-pocket expenses. Certain members of the Adviser and Trustees of the Fund may also hold equity interest in the Administrator.

Under an Administration Agreement with the Fund (the “Administration Agreement”), the Administrator is responsible for managing the business affairs of the Fund, subject to the supervision of the Board, and receives an administration fee calculated and assessed monthly in arrears based on the aggregate net assets of the Fund (except that Fund assets invested in the Fund are only counted once) as of the prior month-end. The Administrator’s administrative services include the provision of regulatory reporting and all necessary office space, equipment, personnel and facilities and other administrative services necessary to conduct The Fund’s business. As fund accountant, the Administrator provides accounting and bookkeeping services for The Fund, including the calculation of the Fund’s NAV.

Administration Fees Paid to the Administrator. For its services under the Administration Agreement, The Fund pays the Administrator a fee based on the average daily net assets of the Fund (subject to certain minimums) and will reimburse the Administrator for out-of-pocket expenses. As of the date of this SAI, the Fund had not commenced operations and, therefore, had not paid any administration fees to the Administrator.

THE TRANSFER AGENT

U.S. Bank Global Services, located at 615 E. Michigan Street, Milwaukee, WI 53202, (the “Transfer Agent”), serves as the Fund’s transfer agent and dividend disbursing agent under a Transfer Agency Agreement with the Fund.

THE DISTRIBUTOR

General. Abraham Securities Corp located at 14 Penn Plaza, 225 W 34th St., 9th Fl, New York, NY 10122. serves as the Fund’s Distributor. The Fund and Abraham Securities Corp (the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund’s shares for distribution to retail and institutional investors. The offering of the Fund Shares is continuous on a monthly basis and the Distributor distributes the Fund Shares on a best efforts and agency basis (not as principal). Certain members of the Adviser and Trustees of the Fund may also have hold equity interests in the Distributor.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the majority of the Trustees. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act) and is terminable at any time without penalty by the Board or, by the holders of a majority of the outstanding voting securities of the Fund, upon not less than thirty (30) days’ written notice by either party.

THE CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 800 Nicollet Mall, Minneapolis, MN 55402, serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Victor Mokuolu, CPA PLLC, 8990 Kirby Dr, Ste 220, Houston, TX 77054, serves as the independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Franklin Ogele, P.A. One Gateway Center, Suite 2600, Newark, New Jersey 07102 serves as legal counsel to the Fund. Mr. Ogele, the Managing Principal of Franklin Ogele, P.A. serves as a Trustee of the Fund.

PORTFOLIO MANAGEMENT/MANGERS

The Fund is managed by a team of the Adviser’s investment professionals that are jointly and primarily responsible for their day-to-day management.

William Savary - Portfolio Manager

William Savary is the Fund Portfolio Manager. William Savary began his financial services career in 1983 with First Investors Management Company Inc. selling mutual funds and insurance products. In a career that spans over forty (40) years, William has been associated with FINRA member broker-dealer / investment banks, such Gaines Berland Inc., as a Registered Representative, E.C. Capital, Ltd., as Registered Representative, Northeast Securities, Inc., as Registered Representative, Monarch Financial Corporation, as Registered Representative, Sovereign Equity Management Corp., as Registered Representative, Aequus Equities, Inc., Registered Representative and General Securities Principal, Quantum Securities, Inc., as Registered Representative, General Securities Principal and Options Principal, Global Trading Group, Inc., as President/Founder, Registered Representative, General Securities Principal and Municipal Securities Principal and Registered Representative at Spencer-Winston Securities Corp. William has also provided economics/portfolio management consulting services to the private sector in countries such as Austria, Benin, Haiti, Hungary, Rwanda, and Togo and has managed private clients’ portfolios. William currently serves as Executive Vice President and Investment Banking Representative at Abraham Securities Corp. William holds bachelor’s degree in liberal arts from Rutgers University, Master of Arts degree in political science and Master of Arts degree in political economy from the New School for Social Research.

Franklin Ogele – Portfolio Monitoring and Legal and Compliance Manager

Franklin has 30 years of substantive professional work as corporate securities, securities industry regulatory lawyer and member of several broker-dealer senior management with deep insight into compliance and regulatory architecture of the financial services industry. Franklin is the Founder and Managing Principal of Franklin Ogele, P.A. a securities industry law firm. Franklin was a former Broker-Dealer Partner at Singer, Zamansky, Ogele and Selengut, LP., a securities industry law firm. Earlier in his career, Franklin had served on the audit staff of Deloitte and as a Senior Compliance Examiner with the Financial Industry Regulatory Authority, Inc. (“FINRA”); General Counsel and Chief Compliance Officer at ABN Amro Securities (USA) Inc. and ABN Amro Asset Management, Inc. where he handled a variety of legal/compliance and investment banking matters; Legal Counsel and Chief Compliance Officer at Santander Investment Securities Inc. (a unit of Grupo Santander) and Associate General Counsel and Chief Compliance Officer at All-Tech Direct, Inc., an early pioneer of electronic day trading and operator of The ATTAIN ECN. Over the past several years, Franklin has represented corporate issuers, broker-dealers, and registered representatives before the SEC, FINRA, NYSE, the New York Federal Reserve Board and various state regulatory agencies and has functioned as Counsel for several companies on initial public offering matters. Franklin holds academic degrees in accounting, economics and law and is admitted to bars of New York & New Jersey and the United States District Court for the Southern District of New York and the District of New Jersey. Franklin also serves as CEO and Director of Bend Arch Energy Corp, formerly, New Africa Petroleum Corp., and a Director of Wall Street Acquisition Corp. Franklin formerly held the following US securities industry licenses: Series 7, 24, 27, 63, 79 and 99.

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Katherine Spring – Executive Vice President/Chief Operating Officer

Catherine (Kate) Spring has over 30 years as UN Technical Adviser on Strategic Information and Policy focusing on eastern and southern Africa, southeast Asia, central America, and the Caribbean. Kate has leveraged UN agencies with strategic interest in various national or sustainable development policy initiatives to collaborate towards common goals. Kate has also mobilized funds and other resources for health programs targeting vulnerable communities independently or as part of larger national efforts through The Global Fund and has led oversight teams based on her monitoring and evaluation experience. Kate became an independent consultant to the UN in 2021 to support expanding access to the financial industry by entrepreneurs in emerging markets. Kate holds a master’s degree in public health from Columbia University.

The Fund intends to hire one (1) additional portfolio manager with background in equities and fixed income risks analysis within twelve (12) months of the effectiveness of the Registration Statement.

PORTFOLIO MANAGEMENT COMPENSATION

This section includes information about William Savary, Franklin Ogele and Katherine Spring as the persons from the Adviser who have ultimate responsibility for the Fund’s investment system and how it operates and who are, therefore, primarily responsible for the management of the Fund’s portfolio, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation. Compensation for William Savary, Franklin Ogele and Katherine Spring comprises a base salary with bonuses. The base salary is consistent with industry standards for each individual’s level and is adjusted based on merit. Base salary is reviewed annually during performance reviews. All bonuses are based upon individual performance and overall business profitability.

Name	Salary
William Savary	$0
Franklin Ogele	$0
Katherine Spring	$0

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Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Name	Dollar Range of Fund Shares Owned[1]
William Savary	$0
Franklin Ogele	$0
Katherine Spring	$0

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund has not commenced business and as such has not executed any brokerage transaction. The Adviser will open account on behalf of the Fund with broker-dealer. The criteria for selection of broker-dealers is the broker-dealer’s compliance with FINRA Best Execution Rule which requires that a broker-dealer use reasonable diligence to ascertain the best market for the subject security and buy or sell in such market so that the resultant price to the customer is as favorable as possible under prevailing market conditions. The Chief Compliance Officer shall review trade executions for the Fund to ensure that broker-dealers executing trades are delivering Best Executions for the Fund.

Conflicts of Interests.

Emerging Growth and Dividend Reinvestment Fund is offering only the Ordinary Shares in the Fund. The Adviser has only the Fund as client. Therefore, conflicts of interest associated with allocating investments among several funds do not arise. However, individuals associated with the Adviser, including managers and principals may also carry on substantial investment activities for their own accounts, for the accounts of family members and for other accounts (“Other Accounts”). The investment professionals will devote as much of their time to the affairs of the Fund as in their judgment is necessary and appropriate.

The Fund has no interest in the activities performed by the investment professionals in such Other Accounts, and investment decisions for the Fund are made independently of such Other Accounts. The investment professionals may invest in the same Portfolio Investment as the Fund. If, however, the Fund desires to invest in, or withdraw from, the same Portfolio Investments as Other Accounts, if any, the opportunity will be allocated fairly, reasonably, and equitably in accordance with the Adviser’s allocation policies and procedures, as discussed below. The Fund does not intend to co-invest with anyone, including affiliates such as the Adviser or the Fund Manager. If in the future, the Fund were to engage in co-investment activities, the Fund will file an amended Registration Statement and comply with all the applicable rules and regulations pursuant to the 1940 Act prior to engaging in such co-investing activity.

Certain third-party broker-dealers, other industry professionals and their affiliates (“financial intermediaries”) may charge investors, at the financial intermediary’s discretion, a brokerage fee based on the purchase price of the Fund Shares purchased by the investor. All or a portion of such compensation may be paid by a financial intermediary to the financial advisory personnel involved in the sale of Fund Shares. As a result of the various payments that financial intermediaries may receive from investors, the amount of compensation that a financial intermediary may receive in connection with the sale of Fund Shares may be greater than the compensation it may receive for the distribution of other investment products. This difference in compensation may create an incentive for a financial intermediary to recommend Fund Shares over another investment product.

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ERISA and Certain Other Considerations

Persons who are fiduciaries with respect to an employee benefit plan, IRA, Keogh plan, or other arrangement subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), or the Code (an “ERISA Plan”) should consider, among other things, the matters described below before determining whether to invest in a Fund. ERISA imposes certain general and specific responsibilities on persons who are fiduciaries with respect to an ERISA Plan, including prudence, diversification, an obligation not to engage in a prohibited transaction and other standards.

An ERISA Plan that proposes to invest in a Fund may be required to represent to the Board that it, and any fiduciaries responsible for such ERISA Plan’s investments, are aware of and understand the Fund’s investment objective; policies and strategies; that the decision to invest plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the ERISA Plan; and that the decision to invest plan assets in the Fund is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and the Code, as applicable.

Certain prospective Benefit Plan Shareholders may currently maintain relationships with the Advisers or their affiliates. Each of such persons may be deemed to be a fiduciary of or other party in interest or disqualified person of any Benefit Plan to which it provides investment management, investment advisory or other services. ERISA prohibits (and the Code penalizes) the use of ERISA Plan assets for the benefit of a party in interest, and also prohibits (or penalizes) an ERISA Plan fiduciary from using its position to cause such ERISA Plan to make an investment from which it or certain third parties in which such fiduciary has an interest would receive a fee or other consideration. ERISA Plan Shareholders should consult with their own counsel and other advisors to determine if participation in a Fund is a transaction that is prohibited by ERISA or the Code or is otherwise inappropriate. Fiduciaries of ERISA Plan Shareholders may be required to represent that the decision to invest in a Fund was made by them as fiduciaries that are independent of such affiliated persons, that such fiduciaries are duly authorized to make such investment decision and that they have not relied on any individualized advice of such affiliated persons as a basis for the decision to invest in the Fund.

Employee benefit plans or similar arrangements which are not subject to either ERISA or the related provisions of the Code may be subject to other rules governing such plans, and such plans are not addressed above; fiduciaries of employee benefit plans or similar arrangements which are not subject to ERISA, whether or not subject to the Code, should consult with their own counsel and other advisors regarding such matters.

The provisions of ERISA and the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion of ERISA and the Code contained herein is of necessity, general and may be affected by future publication of regulations and rulings. Potential investors should consult their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Shares.

U.S. FEDERAL INCOME TAX MATTERS

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and Shareholders. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or their Shareholders, and the discussion here is not intended to be a substitute for careful tax planning. For purposes of this discussion, references to the “Funds” will also include references to Emerging Growth and Dividend Reinvestment Fund, unless specified otherwise.

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The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Internal Revenue Code and the Treasury regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the Shareholders and regarding specific questions as to federal, state, foreign or local taxes.

Taxation of the Fund.

The Fund will elect and intends to qualify each year to be treated as a RIC under the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is the excess of net long-term capital gains over net short-term capital losses) that it distributes to Shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its Shareholders an amount equal to at least the sum of 90% of its investment company taxable income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Gross Income Test”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Diversification Test”).

For the purpose of determining whether the Fund satisfies the Gross Income Test, the character of the Fund’s distributive share of items of income, gain and loss derived through any Portfolio Investments that are properly treated as partnerships for U.S. federal income tax purposes (other than certain publicly traded partnerships) generally will be determined as if the Fund realized such tax items in the same manner as if the Fund had directly invested in the same assets held by the Portfolio Investments. Similarly, for the purposes of the Asset Diversification Test, the Fund, in appropriate circumstances, may “look through” to the assets respectively held by such Portfolio Investments.

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If the Fund fails to satisfy the Gross Income Test or the Asset Diversification Test during any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Diversification Test where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Asset Diversification Test, the Fund may be required to dispose of certain assets in its portfolio. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the current corporate rate (21%) without any deduction for distributions to Shareholders, and its distributions (including capital gains distributions) generally would be taxable to the Shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate Shareholders and the lower tax rates on qualified dividend income received by non-corporate Shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay the Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to Shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

If before the end of any quarter of its taxable year, the Fund believes that it may fail the Asset Diversification Test, the Fund may seek to take certain actions to avert such a failure. However, the actions typically taken by RICs to avert such a failure (i.e., the disposition of non-diversified assets) may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Portfolio Investments held by the Fund. The constraints on the Fund’s ability to cure a diversification failure by disposing of non-diversified assets may limit utilization of certain remedies provided by the Internal Revenue Code.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing the Fund distributions for any calendar year. A “qualified late year loss” generally includes (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”) and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property) and foreign currency gains and losses. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its Shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Internal Revenue Code.

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The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its Shareholders in each calendar year (i.e., by December 31 of each year) an amount equal to at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, subject to an increase for any shortfall in the prior year’s distribution. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” that would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax but can make no assurances that all such tax liability will be entirely eliminated. In addition, certain circumstances (including, but not limited to, temporary timing or permanent differences in the realization of income and expense for book and tax purposes) may result in the Fund having to pay an excise tax.

If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its Shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

If the Fund is not a “publicly offered regulated investment company” (described below) the Fund will be subject to limitations on the deductibility of certain “preferential dividends.” In general, a dividend is preferential unless it is distributed pro rata to Shareholders, with no preference to any share of stock compared with other shares of the same class, and with no preference to one class as compared with another class, except to the extent the class is entitled to a preference. If the IRS or a court were to determine that the Fund paid a preferential dividend, then all such dividends paid with respect to the class of stock for which the preferential dividend was paid would not be deductible by the Fund, and the Fund could lose its tax status as a RIC. In that case, the Fund’s taxable income (including its net capital gain) would be subject to federal corporate tax at the regular 21% rate without any deduction for distributions to Shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In addition, the Fund’s failure to qualify as a RIC would have an adverse impact on the Fund’s ability to qualify as a RIC, which could result in additional negative consequences to the Shareholders.

The Fund will not be a “publicly offered regulated investment company” unless the Fund’s interests are (1) continuously offered to the public pursuant to a public offering as defined by Section 4 of the 1933 Act, (2) regularly traded on an established securities market, or (3) held by or for no fewer than 500 persons at all times during the tax year. The Fund does not anticipate meeting any of these criteria and as such it expects not to be “publicly offered” for these purposes.

Taxation of Shareholders – Distributions.

The Fund intends to distribute annually to its Shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to the Fund’s Shareholders regardless of whether the Shareholder receives these distributions in cash or reinvests them in additional shares pursuant to the Fund’s dividend reinvestment policy.

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Any distributions by the Fund from its investment company taxable income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income. Distributions by the Funds are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income from the Fund and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Both the Fund and the Shareholder must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, (i) the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend and (ii) Shareholders must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. A dividend will not be treated as qualified dividend income to the extent that: (i) the Shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property or (ii) the Shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Therefore, if you lend your Shares in the Fund, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the Shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an underlying fund taxable as a RIC or from a REIT will be treated as qualified dividend income only to the extent so reported by such underlying fund or REIT. Certain of the Fund’s investment strategies may significantly limit their ability to make distributions eligible for the reduced tax rates applicable to qualified dividend income.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual Shareholders at a maximum rate of 20% regardless of how long you have held your Shares in the Fund.

Corporate Shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of the Fund’s investment strategies may significantly limit their ability to make distributions eligible for the dividends received deduction for corporate Shareholders.

Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November, or December and payable to Shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by Shareholders on December 31 of the calendar year in which it was declared.

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Net Investment Income tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% Net Investment Income tax also applies to all or a portion of the undistributed net investment income of certain Shareholders that are estates and trusts.

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Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable Shareholder’s period of investment in the Fund. A taxable Shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the Shareholder’s investment.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to Shareholders to the extent of (and in reduction of) the Shareholder’s tax basis in the Shareholder’s Shares; any excess will be treated as gain from the sale of the Shareholder’s Shares. A return of capital distribution will generally not be taxable but will reduce each Shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a Shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the Shareholder’s Shares.

Similarly, as discussed below at “Taxation of Shareholders – Sales, Exchanges, or Redemptions,” if a repurchase of a Shareholder’s Shares does not qualify for sale or exchange treatment, the Shareholder may, in connection with such repurchase, be treated as having received, in whole or in part, a taxable dividend, a tax-free return of capital or taxable capital gain, depending on (i) whether the Fund has sufficient earnings and profits to support a dividend and (ii) the Shareholder’s tax basis in the relevant Shares repurchased. In such case, the tax basis in the Shares repurchased by the Fund, to the extent remaining after any dividend and return of capital distribution with respect to those Shares, will be transferred to any remaining Shares held by the Shareholder.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income, capital gain distributions and share of affected expenses, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held the Fund’s Shares for a full year, the Fund may report and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Taxation of Shareholders – Sales, Exchanges, or Redemptions. Any gain or loss recognized on a sale or other disposition of Shares of the Fund (except, in certain circumstances, pursuant to a repurchase by the Fund, as described below) by a Shareholder who is not a dealer in securities will generally, for individual Shareholders, be treated as a long-term capital gain or loss if the Shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if Shares on which a Shareholder has received a long-term capital gain distribution are subsequently sold, exchanged, or redeemed and such Shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution. In addition, the loss realized on a sale or other disposition of Shares will be disallowed to the extent a Shareholder repurchases (or enters into a contract to or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

From time to time, the Fund may offer to repurchase its outstanding Shares. Shareholders who tender all Shares held, or considered to be held, by them will be treated as having sold their Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares or fewer than all Shares tendered are repurchased, such Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. In such a case, there is a risk that non-tendering Shareholders, and Shareholders who tender some but not all of their Shares or fewer than all of whose Shares are repurchased, in each case whose percentage interests in the Fund increase as a result of such tender, will be treated as having received a taxable distribution from the Fund. The extent of such risk will vary depending upon the particular circumstances of the tender offer, and in particular whether such offer is a single and isolated event or is part of a plan for periodically redeeming Shares of the Fund. If Shareholders are treated as receiving a deemed dividend, they will be notified of this treatment at year-end with such amount reflected on IRS Form 1099-DIV.

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The Fund (or its administrative agent) must report to the IRS and furnish to Fund Shareholders the cost basis information for purchases of Fund Shares. In addition to the requirement to report the gross proceeds from the sale of Fund Shares, the Fund (or its administrative agent) is also required to report the cost basis information for such Shares and indicate whether these Shares had a short-term or long-term holding period. For each sale of Fund Shares, the Fund will permit Shareholders to elect from among several IRS-accepted cost basis methods, including the average cost basis method. In the absence of an election, the Fund will use a default cost basis method that will be separately communicated to you by the Fund (or its administrative agent). The cost basis method elected by the Fund Shareholder (or the cost basis method applied by default) for each sale of Fund Shares may not be changed after the settlement date of each such sale of Fund Shares. Fund Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

State Taxes. Depending upon state and local law, distributions by The Fund to its Shareholders and the ownership of such Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate excise, income, or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. The Fund may become subject to income and other taxes in states and localities based on the Fund’s investments in entities that conduct business in those jurisdictions.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for this tax-free treatment. The rules on exclusion of this income are different for corporate Shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign Shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts, and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign Shareholders from the sale or other disposition of Shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign Shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign Shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign Shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

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Under legislation generally known as the Foreign Account Tax Compliance Act (“FATCA”), the Fund is required to withhold 30% of certain ordinary dividends it pays to Shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by the Fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment Fund, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity Shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. Shareholders also may fall into certain exempt, excepted, or deemed compliant categories as established by regulations and other guidance. A non-U.S. Shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the Shareholder and the applicable foreign government comply with the terms of the agreement.

 A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Other Taxation. The foregoing represents a summary of the general tax rules and considerations affecting Shareholders as well as the Fund’s and the Fund’s operations, and neither purports to be a complete analysis of all relevant tax rules and considerations, nor does it purport to be a complete listing of all potential tax risks inherent in making an investment in the Fund. A Shareholder may be subject to other taxes, including but not limited to, other state, local, and foreign taxes, estate and inheritance taxes, or intangible property taxes, which may be imposed by various jurisdictions. The Fund and the Funds also may be subject to additional state, local, or foreign taxes that could reduce the amounts distributable to Shareholders. It is the responsibility of each Shareholder to file all appropriate tax returns that may be required. Fund Shareholders should consult their own tax advisors regarding the state, local and foreign tax consequences of an investment in Shares and the particular tax consequences to them of an investment in the Fund. In addition to the particular matters set forth in this section, tax-exempt entities should carefully review those sections of this SAI regarding liquidity and other financial matters to ascertain whether the investment objectives of the Fund are consistent with their overall investment plans.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Fund will indemnify and hold harmless its Trustees against liabilities and expenses arising out of or related to their performance of their duties as a Trustee. However, nothing in a Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

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PROXY VOTING

Investments in the Portfolio Investments do not typically convey traditional voting rights, and the occurrence of corporate governance or other consent or voting matters for this type of investment is substantially less than that encountered in connection with registered equity securities. However, the Fund may receive notices or proposals from a shareholder(s) or investors seeking the consent of or voting by holders (“proxies”). The Fund has delegated any voting of proxies in that respect to the Adviser to vote the proxies in accordance with the Adviser’s proxy voting guidelines and procedures. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund.

The Adviser will generally vote to support management recommendations relating to routine matters, such as the election of board members (where no corporate governance issues are implicated) or the selection of independent auditors. The Adviser will generally vote in favor of management or investor proposals that the Adviser believes will maintain or strengthen the shared interests of investors and management, increase value for investors and maintain or increase the rights of investors. On non- routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations and investor rights plans, so long as it believes such proposals are in the best economic interests of the Fund. In exercising its voting discretion, the Adviser will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser, the Adviser will make written disclosure of the conflict to the Independent Trustees indicating how the Adviser proposes to vote on the matter and its reasons for doing so.

The Adviser has not commenced business nor voted proxies and the Fund has no portfolio holdings during. However, if and when the Fund commences operations and an investor wishes to know how the Adviser had voted proxies, if any, such investor may call (973) 277 4239. To the extent the Adviser in the future votes proxies, information relating to such voting will also be available on the SEC's website at www.sec.gov. The Adviser’s proxy voting policies and procedures are attached hereto as Appendix A.

CODES OF ETHICS

The Board, on behalf of the Fund, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, directors, officers, and certain employees (“Access Persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are generally required to pre-clear their personal securities transactions, including private investments and IPOs and must report their holdings for monitoring purposes. Access Persons may engage in personal securities transactions in securities that are held by the Fund, subject to the limitations of the Codes of Ethics.

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APPENDIX A- PROXY VOTING POLICIES AND PROCEDURES

Emerging Funds Advisers LLC Proxy Voting Policy

Emerging Funds Advisers LLC (“EFA”) may have responsibility for voting proxies for certain clients. This policy is intended to fulfill applicable requirements imposed on EFA under Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (“Act”), where it has been delegated to do so.

I. POLICY

EFA owes each client duties of care and loyalty with respect to the services undertaken for them, including the voting of proxies. In those circumstances where EFA will be voting proxies of portfolio securities held directly by a client, EFA, guided by general fiduciary principles, will act prudently and solely in the best interest of its clients. EFA will attempt to consider relevant factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.

Below are Proxy Voting Guidelines (“Guidelines”) that EFA will use when voting proxies. The Guidelines help to ensure EFA’s duty of care and loyalty to clients when voting proxies.

1.	Duty of Care

EFA’s proxy policy mandates the monitoring of corporate events and the voting of client proxies. However, there may be occasions when EFA determines that not voting a proxy may be in the best interests of its clients; for example, when the cost of voting the proxy exceeds the expected benefit to the client. There may also be times when clients have instructed EFA not to vote proxies or direct EFA to vote proxies in a certain manner. EFA will maintain written instructions from clients with respect to directing proxy votes.

2.	Duty of Loyalty

EFA will ensure proxy votes are cast in a manner consistent with the best interests of the client. EFA will use the following process to address conflicts of interest: a) identify potential conflicts of interest; b) determine which conflicts, if any, are material; and c) establish procedures to ensure that EFA’s voting decisions are based on the best interests of clients and are not a product of the conflict.

a.	Identify Potential Conflicts of Interest
Conflicts of interest may occur due to business, personal or family relationships. Potential conflicts may include votes affecting EFA.

b.	Determine which Conflicts are Material

A “material” conflict should generally be viewed as one that is reasonably likely to be viewed as important by the average shareholder. For example, an issue may not be viewed as material unless it has the potential to affect at least 1% of an adviser’s annual revenue.

c.	Establish Procedures to Address Material Conflicts.
EFA has established multiple methods to address voting items it has identified as those in which it has a material conflict of interest.

i.	Use an independent third party to recommend how a proxy presenting a conflict should be voted or authorize the third party to vote the proxy.

ii.	Refer the proposal to the client and obtain the client’s instruction on how to vote.

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iii.	Disclose the conflict to the client and obtain the client’s consent to EFA’s vote.

3.	Proxy Referrals.

For securities held within an account whose strategy either involves passive management or whose stock selection is based solely upon quantitative analysis and does not involve fundamental analysis of the issuer, proxies will be referred to a third-party proxy service for voting in accordance with their policies and guidelines.

4.	Different Policies and Procedures
EFA may have different voting policies and procedures for different clients and may vote proxies of different clients differently, if appropriate in the fulfillment of its duties.

II. DOCUMENTATION

EFA shall maintain the following types of records relating to proxy voting:

1.	EFA Proxy Voting Policy and all amendments thereto

2.

Proxy statements received for client securities. EFA may rely on proxy statements filed on EDGAR instead of keeping copies or, if applicable, rely on statements maintained by a proxy voting service provided that EFA has obtained an undertaking from the service that it will provide a copy of the statements promptly upon request.

3.	Records of votes cast on behalf of clients.

4.	Any document prepared by EFA that is material to making a proxy voting decision or that memorialized the basis for that decision.

Such records shall be maintained for the period of time specified in Rule 204-2(c)(2) of the Act. To the extent that EFA is authorized to vote proxies for a United States Registered Investment Company, EFA shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules, and regulations.

Proxy Voting Guidelines

The following guidelines will be used when deciding how to vote proxies on behalf of clients. These are policy guidelines that can always be superseded, subject to the duty to act in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted.

A.	Election of Directors

a.

We generally vote for all director nominees, except in situations where there is a potential conflict of interest, including but not limited to the nomination of a director who also serves on a compensation committee of a company’s board and/or audit committee.

B.	Auditors

a.	Ratifying Auditors – we generally vote in favor for such proposals unless the auditor is affiliated or has a financial interest in the company.

b.	Financial Statements & Auditor Reports – we generally vote in favor of approving financial and auditor reports.

c.	Compensation – we generally vote in favor for such proposals.

d.	Indemnification – we vote against indemnification of auditors.

C.	Executive & Director Compensation

a.	We generally vote in favor for such proposals.

D.	Miscellaneous and Non-Routine matters

a.	We vote miscellaneous proposals on a case-by-case basis, in the best interest of shareholders.

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FINANCIAL STATEMENTS – TO BE FILED BY AMENDMENT

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PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits.

(1)	Financial Statements – not applicable.

(2)	Exhibits

(a)(i)	Certificate of Trust is filed herewith.

(a)(ii)	Agreement and Declaration of Trust is filed herewith.

(b)	By-Laws are filed herewith.

(c)	Voting Trust Agreement – not applicable.

(d)	Instruments Defining Rights of Shareholders – none other than the Declaration of Trust and By-laws.

(e)	Dividend Reinvestment Plan – [To be Filed by Amendment].

(f)	Not applicable.

(g)(i)	Investment Advisory Agreement between Registrant and Emerging Funds Advisers LLC. (the “Adviser”) is filed herewith.

(g)(ii)	Investment Sub-Advisory Agreement – not applicable.

(h)	Distribution Agreement between Registrant and Abraham Securities Corp (the Distributor”) is filed herewith.

(i)	Bonus or Profit Sharing – not applicable.

(j)	Custody Agreement between Registrant and U.S. Bank, N.A. to be filed by amendment.

(k)	Other Material Contracts:

(i)	Administration Agreement between Registrant and U.S. Global Fund Services (the “Administrator”) to be filed by amendment.

(ii)	Transfer Agency Agreement between Registrant and U.S. Global Fund Services (the Transfer Agent”) to be filed by amendment.

(iii)	Expense Limitation Agreement between Registrant and Emerging Funds Advisers LLC is filed herewith.

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(l)	Opinion and Consent of Counsel – Franklin Ogele, P.A. – to be filed by amendment.

(m)	Consent of Independent Registered Public Accounting Firm, Victor Mokuolu, CPA PLLC.

(n)	Not applicable.

(o)	Omitted Financial Statements – not applicable.

(p)	Initial Capital Agreement – not applicable.

(q)	Not applicable.

(r)	Code of Ethics:

(i)	The Code of Ethics for the Registrant is filed herewith.

(ii)	The Code of Ethics for the Adviser is filed herewith.

(iii)	The Code of Ethics for the Sub-Adviser - not applicable.

(iv)	The Code of Ethics for the Distributor is filed herewith.

(v)	The Code of Ethics for the Administrator to be filed by amendment.

(s)(i)	Powers of Attorney for the Trustees to be filed with amendment.

(s)(ii)	Resolution adopted by the Board of Trustees of the Registrant is filed herewith.

Item 26. Marketing Arrangements.

The information contained under the heading "Plan of Distribution" in this Registration Statement is incorporated by reference.

Item 27. Other Expenses of Issuance and Distribution (estimated).

SEC registration fee	$[XX]
FINRA filing fee	$[XX]
Printing and mailing expenses	$[XX]
Blue sky filing fees and expenses	$[XX]
Legal fees and expenses	$[XX]
Accounting fees and expenses	$[XX]
Transfer agent fees	$[XX]
Advertising and sales literature	$[XX]
Miscellaneous	$[XX]
Total	$[XX]

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Item 28. Persons Controlled by or Under Common Control.

None.

Item 29. Numbers of Holders of Securities.

The following table sets forth the number of record holders of the Registrant's common stock as of May 31, 2023:

Title of Class	Number of Record Holders
Ordinary Shares	x

Item 30. Indemnification.

Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's Bylaws. Article VII, Section 2 of the Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Registrant, nor for the act or omission of any other Trustee, and, subject to the provisions of the Registrant's Bylaws, the Registrant out of its assets may indemnify and hold harmless each and every Trustee and officer of the Registrant, including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise (each, a "Subsidiary") from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such Trustee's or officer's performance of his or her duties as (i) a Trustee or officer of the Registrant or (ii) a director, officer or trustee of a Subsidiary; provided that nothing therein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Registrant or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. For the avoidance of doubt, the service, at the request of the Registrant, by a Trustee or officer of the Registrant as a director, officer or trustee of a Subsidiary is determined to be part of such Trustee's or officer's duties to the Registrant.

 Article VI, Section 2 of the Bylaws provides generally that the Registrant shall indemnify any Trustee or officer of the Registrant who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was a Trustee or officer of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Registrant, that his conduct was in the Registrant's best interests; (b) in all other cases, that his conduct was at least not opposed to the Registrant's best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The Registrant hereby undertakes that it will apply the indemnification provisions of the Agreement and Declaration of Trust in a manner consistent with Investment Company Act Release No. 11330 (Sept. 4, 1980) issued by the Securities and Exchange Commission, so long as the interpretation of Sections 17(h) and 17(i) of the 1940 Act contained in that release remains in effect. The Registrant, in conjunction with the Adviser and the Registrant's Board of Trustees, maintains insurance on behalf of any person who is or was an Independent Trustee, officer, employee, or agent of the Registrant, against certain liability asserted against him or her and incurred by him or her or arising out of his or her position. In no event, however, will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which the Registrant itself is not permitted to indemnify.

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Item 31. Business and Other Connections of Investment Adviser.

EMERGING FUNDS ADVISERS, LLC.

Emerging Funds Advisers LLC serves as investment adviser for the Registrant. The principal address of the Adviser is One Gateway Center, Suite 2600, Newark, New Jersey 07102. The Adviser is not registered under the Investment Advisers Act of 1940, as amended because upon completion of the offering, the Adviser will have only $30,000,000 under management. The information below is as of May 31, 2023.

Name	Positions and Offices with Manager	Other Positions and Offices Held
William Savary	Portfolio since May 2023	Mr. Savary also Executive Vice President of Abraham Securities Corp, the Fund’s Distributor.
Franklin Ogele	President/ General Counsel/AML Officer	Mr. Ogele also serves as General Counsel of Abraham Securities Corp
Catherine Spring	Executive Vice President/Chief Operating Officer	Ms. Spring also serves as Chief Operating Officer and Secretary of the Fund.

Item 32. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are Located At:

Registrant's Investment Adviser	Emerging Funds Advisers LLC One Gateway Center, Suite 2600 Newark, New Jersey 07102

Registrant's Administrator	U.S. Bank Global Fund Services 615 E. Michigan Street, Milwaukee, WI 53202

Registrant's Custodian	US Bank, NA. 800 Nicollet Mall Minneapolis, MN 55402

Registrant's Distributor	Abraham Securities Corp 14 Penn Plaza, 225 W 34th St., 9th Fl, New York, NY 10122.

Registrant's Transfer Agent	U.S. Bank Global Fund Services 615 E. Michigan Street Milwaukee, WI 53202

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Item 33. Management Services.

Not applicable.

 Item 34. Undertakings.

(1)

The Registrant hereby undertakes to suspend the offering of its shares until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)	Not applicable.

(3)	The Registrant hereby undertakes:

(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(i)	to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii)

to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the "Calculation of Registration Fee" table in the effective registration statement.

(iii)

to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b)

that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d)	that, for the purpose of determining liability under the Securities Act to any purchaser:

(i)	if the Registrant is relying on Rule 430B:

(A)

Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

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(B)

Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(ii)

that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(e)	that, for the purpose of determining liability under the Securities Act to any purchaser:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(ii)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(iii)

the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

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(iv)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)	Not applicable.

(5)	Not applicable.

(6)

As far as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(7)

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of New Jersey on the 31st day of May 2023.

EMERGING GROWTH AND DIVIDEND REINVESTMENT FUND

By:	/s/ Franklin Ogele
Franklin Ogele
President

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of New Jersey on the 31st day of May 2023.

Signature	Title	Date

/s/ Franklin Ogele	Trustee	May 31, 2023
Franklin Ogele

/s/ Catherine Spring	Trustee	May 31, 2023
Catherine Spring

/s/ Alex Cherenfant	Trustee	May 31, 2023
Alex Cherenfant

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EXHBIT INDEX

(a)(i)	Certificate of Trust
(a)(ii)	Agreement and Declaration of Trust
(b)	Bylaws of the Trust
(c)	N/A
(d)	N/A
(e)	Dividend Reinvestment Plan - To be filed by amendment
(f)	N/A
(g)(i)	Investment Advisory Agreement between Registrant and Emerging Funds Advisers LLC (the “Adviser”)
(g)(ii)	N/A
(h)	Distribution Agreement between Registrant and Abraham Securities Corp. (the “Distributor”)
(i)	N/A
(j)	Custody Agreement between Registrant and U.S. Bank, N.A. - to be filed by amendment
(k)	Other Material Contracts

(i)	Administration Agreement between Registrant and U.S. Global Fund Services (the “Administrator”) – to be filed by amendment.
(ii)	Transfer Agency Agreement between Registrant and U.S. Global Fund Services (the “Transfer Agent”) – to be filed by amendment.
(iii)	Expense Limitation Agreement between Registrant and Emerging Funds Advisers LLC.

(l)	Opinion of Franklin Ogele, P.A. – to be filed by amendment.
(m)	Consent of Independent Registered Public Accounting Firm, Victor Mokuolu, CPA PLLC – to be filed by amendment.
(n)	N/A
(o)	N/A
(p)	N/A
(q)	N/A
(r)	Code of Ethics

(i)	Code of Ethics for Registrant
(ii)	Code of Ethics for Adviser
(iii)	Code for Ethics for Sub-Adviser – N/A
(iv)	Code of Ethics for Distributor
(v)	Code of Ethics for Administrator – to be filed by amendment

(s)(i)	Powers of Attorney for the Trustees – to be file by amendment
(s)(ii)	Resolution of the Board of Trustees

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